Arrow DWA Tactical: Macro ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
April 30, 2021
Shares					Value
	EXCHANGE TRADED FUNDS - 98.3%
	COMMODITY - 9.3%
32,484	Invesco DB Oil Fund				$ 365,120

	EQUITY - 89.0%
9,852	Financial Select Sector SPDR Fund				357,234
3,889	First Trust Mid Cap Core AlphaDEX Fund				381,316
3,657	First Trust Small Cap Core AlphaDEX Fund				336,523
6,775	iShares MSCI Emerging Markets ETF				365,714
2,678	iShares S&P Small-Cap 600 Growth ETF				349,693
4,566	Materials Select Sector SPDR Fund				379,161
3,963	Technology Select Sector SPDR Fund				553,631
1,666	Vanguard Mid-Cap Growth ETF				375,450
2,375	Vanguard Small-Cap Value ETF				409,094
					3,507,816

	TOTAL EXCHANGE TRADED FUNDS (Cost $3,210,732)				3,872,936

	Contracts	Notional Amount	Exercise Price	Expiration	Value
PURCHASED PUT OPTIONS - 0.1%
S&P 500 EMINI	7	$ 1,190,000	$ 3,400	6/18/2021	2,625
S&P 500 EMINI	3	$ 540,000	$ 3,600	6/18/2021	1,965
TOTAL PURCHASED PUT OPTIONS (Cost $31,900)					4,590

	TOTAL INVESTMENTS - 98.4% (Cost $3,242,632)				$ 3,877,526
	OPTIONS WRITTEN - (0.7) % (Proceeds $11,875)				(27,375)
	OTHER ASSETS LESS LIABILITIES - 2.3%				90,332
	NET ASSETS - 100.0%				$ 3,940,483

	Contracts	Notional Amount	Exercise Price	Expiration	Value
WRITTEN CALL OPTION - (0.7)%
S&P 500 EMINI	5	$ 1,037,500	$ 4,150	6/18/2021	$ 27,375
TOTAL WRITTEN CALL OPTION (Proceeds $11,875)

ETF - Exchange Traded Fund